Accounts Payable	12 Months Ended
Dec. 31, 2014
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 10:    ACCOUNTS PAYABLE

Accounts payable as of December 31, 2014 and 2013 consisted of the following:

	December 31, 2014	December 31, 2013
Creditors	$505	$234
Brokers	900	966
Professional and legal fees	194	377
Total accounts payable	$1,599	$1,577